Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note 5—Supplemental Cash Flow Information

The following table contains additional cash flow information for the periods reported.

	For the nine months ended
	September 30, 2012	September 30, 2011
Supplemental disclosures of cash flow information:
Cash paid for interest	$1,161	$435
Cash paid for dividends	157	559
Non-cash investing and financing activities:
Accrued preferred stock dividend	391	432
Accrued warrant liability	11,078	4,994
Accrued derivative liability	815	308
Subscription receivable	550	2,039
Conversion of preferred stock into common stock	0	1,203
Conversion of preferred stock derivative balance into common stock	79	7,237
Cashless exercise of warrants	0	4,842
Common stock issued in connection with conversion of debt	229	0